Income Taxes (Allocation Of Total Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Income Tax Disclosure [Abstract]
Earnings from continuing operations	$ 90.0	$ (21.1)	$ (8.6)
Earnings from discontinued operations	3.4	344.8	32.3
Total consolidated income tax expense	$ 93.4	$ 323.7	$ 23.7